Consolidated Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended		72 Months Ended	78 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2016	Jun. 30, 2017
Operating expenses:
General and administrative	$ 487,000	$ 419,000	$ 1,737,000	$ 900,000	$ 2,664,000	$ 2,592,000
Research and development	675,000	530,000	1,419,000	1,024,000	2,504,000	2,852,000
Operating loss	(1,162,000)	(949,000)	(3,156,000)	(1,924,000)	(5,168,000)	(5,444,000)
Other income (expense):
Interest income		1,000		2,000	2,000	8,000
Interest expense	(473,000)	(45,000)	(672,000)	(90,000)	(180,000)	(183,000)
Other income (expense)	26,000	(75,000)	189,000	7,000	(107,000)	(64,000)
Total other income (expense)	(364,000)	(119,000)	(4,096,000)	(81,000)	(285,000)	(239,000)
Loss before income tax benefit	(1,526,000)	(1,068,000)	(7,252,000)	(2,005,000)	(5,453,000)	(5,683,000)
Income tax benefit	112,000	90,000	264,000	206,000	341,000	756,000
Net loss	(1,414,000)	(978,000)	(6,988,000)	(1,799,000)	(5,112,000)	(4,927,000)	$ (18,800,000)	$ (25,800,000)
Foreign currency translation adjustment gain (loss)	(22,000)	42,000	(184,000)	(33,000)	63,000	30,000
Comprehensive loss	$ (1,436,000)	$ (936,000)	$ (7,172,000)	$ (1,832,000)	$ (5,049,000)	$ (4,897,000)
Basic and diluted net loss per share (in dollars per share)	$ (0.04)	$ (0.03)	$ (0.20)	$ (0.06)	$ (0.16)	$ (0.35)
Weighted average shares outstanding – basic and diluted (in shares)	36,623,132	30,126,755	34,412,064	30,058,942	31,068,765	14,073,174